Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses and Other Receivables [Abstract]
Advance to suppliers	$ 3,760,505	$ 2,397,854
Other receivables	425,820	6,888
Deductible VAT input	153,027	168,776
Prepaid expenses	1,978
Less: Allowance for credit losses	(3,377,269)
Ending balance	$ 964,061	$ 2,573,518